KRAMER LEVIN NAFTALIS & FRANKEL LLP

George M. Silfen
Partner
Phone 212-715-9522
Fax 212-715-8422
GSilfen@KRAMERLEVIN.com

June 7, 2016
VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C.  20549-0505

Re:	Archstone Alternative Solutions Fund
Post-Effective Amendment No. 1 to the Registration Statement
On Form N-2 (File Nos. 333-202864 and 811-23042)

Ladies and Gentlemen:

On behalf of Archstone Alternative Solutions Fund (the “Fund”), transmitted for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).  We are filing the Registration Statement with the Commission for the sole purpose of updating certain financial and other information contained therein.  With the exception of these updates, the Registration Statement is substantially identical to the Fund’s Registration Statement declared effective by the Commission on July 21, 2015.  We respectfully request expedited review of the Registration Statement by the staff of the Commission so as to allow the effectiveness of the Registration Statement on or about July 15, 2016.

If you have any questions or comments, please call me at (212) 715-9522.  Thank you, in advance, for your attention to this matter.

Sincerely,
/s/ George M. Silfen

George M. Silfen

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